Investments in affiliates and joint ventures - Statements of Operations (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Equity Method Investments [Line Items]
Revenue	$ 1,165,787	$ 964,680
Gross profit	210,048	154,833
(Loss) income before taxes	60,035	85,963
Nuna
Schedule of Equity Method Investments [Line Items]
Revenue	56,994	165,741
Gross profit	4,045	9,622
(Loss) income before taxes	(3,764)	1,246
Net (loss) income	(3,086)	1,098
MNALP
Schedule of Equity Method Investments [Line Items]
Revenue	294,522	395,040
Gross profit	10,264	13,954
(Loss) income before taxes	7,347	10,869
Net (loss) income	7,347	10,869
Fargo
Schedule of Equity Method Investments [Line Items]
Revenue	152,784	117,543
Gross profit	33,965	25,353
(Loss) income before taxes	10,150	15,344
Net (loss) income	10,150	14,522
Other entities
Schedule of Equity Method Investments [Line Items]
Revenue	12,837	7,975
Gross profit	1,181	709
(Loss) income before taxes	938	(1,255)
Net (loss) income	888	(1,290)
Total
Schedule of Equity Method Investments [Line Items]
Revenue	517,137	686,299
Gross profit	49,455	49,638
(Loss) income before taxes	14,671	26,204
Net (loss) income	$ 15,299	$ 25,199